Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 1,670,312	$ 1,713,715
Cash deposits - original maturities longer than 90 days		570,000
Accounts receivable, net	480,559	473,345
Inventories	104,200	104,011
Income tax receivable	15,993	14,675
Prepaid expenses and other	137,685	151,414
Total current assets	2,408,749	3,027,160
Property and equipment, net	15,371,795	14,441,542
Other assets
Investments in and advances to unconsolidated affiliates	1,491,497	1,559,034
Goodwill	1,430,767	2,897,110
Other intangible assets, net	4,164,781	4,364,856
Other long-term assets, net	347,589	304,212
Total other assets	7,434,634	9,125,212
Total assets	25,215,178	26,593,914
Current liabilities
Accounts payable	182,031	164,252
Construction payable	250,120	170,439
Current portion of long-term debt	328,442	1,245,320
Deferred income taxes, net		62,142
Accrued interest on long-term debt	165,914	191,155
Other accrued liabilities	1,311,444	1,574,617
Total current liabilities	2,237,951	3,407,925
Deferred income taxes, net	2,680,576	2,621,860
Long-term debt	12,368,311	12,805,285
Other long-term obligations	157,663	130,570
Redeemable noncontrolling interests	6,250
Commitments and contingencies (Note 11)
Stockholders' equity
Common stock, $.01 par value: authorized 1,000,000,000 shares, issued and outstanding 564,838,893 and 491,292,117 shares	5,648	4,913
Capital in excess of par value	5,655,886	4,180,922
Accumulated deficit	(555,629)	(107,909)
Accumulated other comprehensive income	14,022	12,991
Total MGM Resorts International stockholders' equity	5,119,927	4,090,917
Noncontrolling interests	2,644,500	3,537,357
Total stockholders' equity	7,764,427	7,628,274
Total liabilities and stockholders' equity	$ 25,215,178	$ 26,593,914